Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Cancelled April 14, 2020 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2019	$ 939,902	$ 558		$ 592,010	$ (331)	$ 347,566	$ 99
Beginning Balance, (in shares) at Dec. 31, 2019		55,826,644
Adjustment to equity for the adoption of the new revenue standard	(151)					(151)
Restricted shares issued	1	$ 1
Restricted shares issued, (in shares)		80,794
Restricted shares cancelled			(2,144)
Net income	(4,249)					(5,154)	905
Foreign currency translation	(91)				(91)
Share-based compensation plan	538			538
Ending Balance at Jun. 30, 2020	935,950	$ 559		592,548	(422)	342,261	1,004
Ending Balance, (in shares) at Jun. 30, 2020		55,905,294
Beginning Balance at Mar. 31, 2020	932,283	$ 559		592,361	(411)	339,253	521
Beginning Balance, (in shares) at Mar. 31, 2020		55,907,438
Restricted shares cancelled			(2,144)
Net income	3,491					3,008	483
Foreign currency translation	(11)				(11)
Share-based compensation plan	187			187
Ending Balance at Jun. 30, 2020	935,950	$ 559		592,548	(422)	342,261	1,004
Ending Balance, (in shares) at Jun. 30, 2020		55,905,294
Beginning Balance at Dec. 31, 2020	$ 942,395	$ 559		593,254	(245)	346,972	1,855
Beginning Balance, (in shares) at Dec. 31, 2020	55,893,618	55,893,618
Restricted shares issued	$ 1	$ 1
Restricted shares issued, (in shares)		85,098
Restricted shares cancelled		(7,595)
Net income	3,863					3,080	783
Foreign currency translation	33				33
Share-based compensation plan	576			576
Ending Balance at Jun. 30, 2021	$ 946,868	$ 560		593,830	(212)	350,052	2,638
Ending Balance, (in shares) at Jun. 30, 2021	55,893,618	55,971,121
Beginning Balance at Mar. 31, 2021	$ 945,984	$ 560		593,552	(164)	349,792	2,244
Beginning Balance, (in shares) at Mar. 31, 2021		55,971,121
Net income	654					260	394
Foreign currency translation	(48)				(48)
Share-based compensation plan	278			278
Ending Balance at Jun. 30, 2021	$ 946,868	$ 560		$ 593,830	$ (212)	$ 350,052	$ 2,638
Ending Balance, (in shares) at Jun. 30, 2021	55,893,618	55,971,121